AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 11, 2006

REGISTRATION NOS. 033-75292/811-03240

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

-----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post Effective Amendment No. [32] [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. [129] [X]

-----------------------------------

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(EXACT NAME OF REGISTRANT)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

AMERICAN HOME ASSURANCE COMPANY

(NAME OF GUARANTOR)

70 PINE STREET, NEW YORK, NEW YORK 10270

(ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(212) 770-7000

(GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

-----------------------------------

KATHERINE STONER, ESQ.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

-----------------------------------

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ] on December 29, 2006 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

-----------------------------------

TITLE OF SECURITIES BEING REGISTERED: (i) units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus, and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 121 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on May 1, 2006, Accession No. 0001193125-06-094684.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 32.

The Variable Annuity Life Insurance Company

Separate Account A

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Deferred Annuity

SUPPLEMENT TO THE MAY 1, 2006 PROSPECTUS

This supplement supersedes all prior supplements.

Fund Merger: Large Cap Growth Fund Merged Into VALIC Ultra Fund

On January 27, 2006, the shareholders of VALIC Company I Large Cap Growth Fund approved the merger of the Large Cap Growth Fund with and into the VALIC Company I VALIC Ultra Fund. Effective upon the close of business on May 26, 2006, the Large Cap Growth Fund liquidated by transferring all of its assets and liabilities to the VALIC Ultra Fund. All prospectus references to the Large Cap Growth Fund should be disregarded as of May 30, 2006 due to this fund merger.

VALIC Company I Sub-Adviser Changes:

Core Equity Fund. Washington Mutual, Inc. announced in July, 2006, that it had entered into a definitive agreement for the sale of its asset management business to Principal Financial Group, Inc. The closing of the acquisition is expected to take place on or before December 31, 2006, and constitutes a change of control or assignment transaction under federal law. Consequently, the Board of Directors of VALIC Company I (the "VC I Board") approved a new sub-advisory agreement with respect to the Core Equity Fund. Further, an information statement will be mailed to Core Equity Fund participants owning interests on the effective date of the change of control. The information statement will generally describe the sub-adviser, the change of control transaction, and the terms of the new sub-advisory agreement.

Science & Technology Fund. The VC I Board approved an investment sub-advisory agreement with Wellington Management Company, LLP ("Wellington Management"), which provides that Wellington Management will serve as a sub-adviser for a portion of the assets of the Science & Technology Fund, beginning in January, 2007. An information statement will be mailed to participants owning interests and will describe Wellington Management, the factors considered by the VC I Board in reaching its decision, and other information about this fund. Currently, the Science & Technology Fund has two sub-advisers, including T. Rowe Price Associates, Inc. and RCM Capital Management, LLC. Both sub-advisers will continue to sub-advise the fund following the addition of Wellington Management.

Small Cap Aggressive Growth Fund. The VC I Board approved the termination of Credit Suisse Asset Management, LLC ("Credit Suisse") as the investment sub-adviser of the Small Cap Aggressive Growth Fund effective at the close of business on November 3, 2006. Credit Suisse's asset management business is being restructured, and as a result, they will no longer be able to provide services to the Small Cap Aggressive Growth Fund after December, 2006. In connection with the termination of Credit Suisse, the VC I Board approved an interim investment sub-advisory agreement with Wells Capital Management Company Incorporated ("Wells Capital"). Management anticipates that Wells Capital will assume sub-advisory duties on or about November 6, 2006. The Interim Sub-Advisory Agreement provides that Wells Capital will serve as a sub-adviser for the fund until a new investment sub-advisory agreement is approved at a meeting of the shareholders, scheduled for January, 2007. Therefore, a proxy statement will be mailed to all participants owning interests in the fund. The proxy statement will include information about the fund and will describe Wells Capital, the terms of the new investment sub-advisory agreement, and the factors considered by the Board in its decision to terminate Credit Suisse and engage Wells Capital.

Small Cap Fund. The VC I Board approved an investment sub-advisory agreement with Bridgeway Capital Management, Inc. ("Bridgeway"), which provides that Bridgeway will serve as a sub-adviser for a portion of the assets of the Small Cap Fund, beginning on or about October 1, 2006. An information statement will be mailed to participants owning interests and will describe Bridgeway, the factors considered by the VC I Board in reaching its decision, and other information about this fund. Currently, the Small Cap Fund has three sub-advisers, including American Century Investment Management, Inc., Franklin Portfolio Associates, Inc., and T. Rowe Price Associates, Inc. Each of these sub-advisers will continue to sub-advise the fund following the addition of Bridgeway.

VALIC Company II Sub-Adviser Changes:

Capital Appreciation Fund. The VALIC Company II Board of Trustees ("VC II Board") approved the termination of Credit Suisse Asset Management, LLC ("Credit Suisse"), as the investment sub-adviser of the Capital Appreciation Fund effective on or about September 30, 2006. Credit Suisse's asset management business is being restructured, and as a result, they will no longer be able to provide services to the Capital Appreciation Fund. In connection with the termination of Credit Suisse, the VC II Board approved an investment sub-advisory agreement with Bridgeway, effective on or about October 1, 2006. An information statement will be mailed to participants owning interests and will describe Bridgeway, the factors considered by the Board in reaching its decision, and other information about this fund.

American Home Assurance Company:

American Home Assurance Company has provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to contracts issued by VALIC. The Guarantee terminates on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any contract or certificate issued prior to the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its contracts and certificates, regardless of issue date, in accordance with the terms of those contracts and certificates.

VL 10855-B

PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 121 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on May 1, 2006, Accession No. 0001193125-06-094684.

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements named below are incorporated by reference by reference to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 121 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on May 1, 2006, Accession No. 0001193125-06-094684:

(i) Audited Financial Statements - The Variable Annuity Life Insurance Company

Report of Independent Registered Public Accounting Firm

Consolidated Balance Sheets

Consolidated Statements of Income and Comprehensive Income

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A

Report of Independent Registered Public Accounting Firm

Statement of Net Assets

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

(iii) The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the year then ended.

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (10)

2. Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a). Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i). Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii). Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194). (1)

4(b)(iii). Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P). (1)

4(b)(iv). Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194). (1)

4(b)(v). Specimen Simplified Employee Pension Contract (Form UIT-SEP-194). (1)

4(b)(vi). Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii). Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897). (4)

4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798). (4)

4(b)(ix). Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798). (4)

4(b)(xi). Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302). (10)

4(b)(xii). Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802). (10)

4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802). (10)

4(b)(xiv). Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (14)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(a)(ii). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(b). Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (16)

7. Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)

(2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000. (2)

(3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)

(4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)

(2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)

(3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)

(3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6)

(2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f). Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., entered into October 1, 1998. (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii). Form of Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(iv). Form of Administrative Services Agreement between The Variable Annuity Life

Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Mid Cap Growth Fund). (9)

8(i)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(ii). Form of Participant Administrative Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(iii). Form of Distribution and Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Janus Distributors, Inc. (9)

8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance

Company, Warburg Pincus Small Company Growth Funds (common shares), Credit

Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii). Form of Administrative Services Agreement Letter between The Variable Annuity Life Insurance Company and Credit Suisse Asset Management, LLC dated October 2, 2000. (9)

8(m)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (9)

8(n). Form of Agency Agreement between The Variable Annuity Life Insurance Company,

MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP

dated November 1, 2000. (9)

8(o). General Guarantee Agreement by American Home Assurance Company. (11)

8(p). Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (Filed herewith)

9(a). Opinion of Counsel and Consent of Depositor. (12)

9(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (12)

10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11. Not Applicable.

12. Not Applicable.

13. Calculation of standard and nonstandard performance information. (3)

14(a). Powers of Attorney - The Variable Annuity Life Insurance Company. (15)

14(b). Powers of Attorney - American Home Assurance Company. (13) (15)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

  Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

  Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.
  Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
  Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.
  Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.
  Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.
  Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.
  Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.
  Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
  Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
  Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, Accession No. 0000354912-05-000047.
  Incorporated by reference to Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 21, 2005, Accession No. 0001193125-05-205525.
  Incorporated by reference to Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 27, 2006, Accession No. 0001193125-06-040154.
  Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000021.
  Incorporated by reference to Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 121 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on May 1, 2006, Accession No. 0001193125-06-094684.
  Incorporated by reference to Initial Form N-4 under the Securities Act of 1933 and Amendment No. 128 under The Investment Company Act of 1940 to Form N-4 Registration Statement (File No. 333-137942/811-03240), filed on October 11, 2006, Accession No. 0001193125-06-206012.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
Jay S. Wintrob*	Director
Bruce R. Abrams	Director, President and Chief Executive Officer
Randall W. Epright**	Executive Vice President & Chief Information Officer
Sharla A. Jackson***	Director, Executive Vice President - Operations
Michael J. Perry	Executive Vice President - National Sales
Christopher J. Swift	Director
Jay G. Wilkinson	Executive Vice President - Group Management
Michael J. Akers	Director, Senior Vice President & Chief Actuary
Leslie Bates	Senior Vice President
Michael T. Buchanan	Senior Vice President - Business Development
Lillian Caliman	Senior Vice President & Divisional Chief Information Officer
Evelyn Curran	Senior Vice President - Product Development
David H. den Boer	Senior Vice President & Chief Compliance Officer
N. Scott Gillis**	Director, Senior Vice President & Principal Financial Officer
Glenn Harris	Senior Vice President - Group Management
Kathleen M. McCutcheon	Director, Senior Vice President - Human Resources
Thomas G. Norwood	Senior Vice President - Broker/Dealer Operations
Kellie Richter	Senior Vice President
Brenda Simmons	Senior Vice President
Robert E. Steele***	Senior Vice President - Specialty Products
Richard L. Bailey	Vice President - Group Actuarial
William B. Bartelloni	Vice President
Kurt W. Bernlohr	Vice President - Annuity Products
Mary C. Birmingham	Vice President - Client Contribution Services
Gregory Stephen Broer	Vice President - Actuarial
Marta L. Brown	Vice President - Marketing Communications
Richard A. Combs	Vice President - Actuarial
Bruce Corcoran	Vice President
Neil J. Davidson	Vice President - Actuarial
Terry B. Festervand	Vice President & Treasurer
Darlene Flagg	Vice President - Case Development
Mark D. Foster	Vice President - VFA Compensation
Daniel Fritz	Vice President - Actuarial
Marc Gamsin*	Vice President
David W. Hilbig	Vice President - Education Services & Marketing Communications
Eric B. Holmes	Vice President
Michael R. Hood	Vice President
Stephen M. Hughes	Vice President - Marketing
Joanne M. Jarvis	Vice President - Sales Planning & Reporting
David Jorgenson	Vice President and Controller
Joan M. Keller	Vice President - Client Service Processing
Ted G. Kennedy	Vice President - Government Relations
Calvin King	Vice President - North Houston CCC
Gary J. Kleinman****	Vice President
Suzanne A. Krenz	Vice President - Marketing
Pirie McIndoe	Vice President
Joseph P. McKernan	Vice President - Information Technology
Kevin S. Nazworth	Vice President
Greg Outcalt*	Vice President
Rembert R. Owen, Jr.	Vice President & Assistant Secretary
Linda C. Robinson	Vice President - Group Plan Administration
Phillip Schraub	Vice President
Richard W. Scott****	Vice President & Chief Investment Officer
Cynthia S. Seeman	Vice President - Account Management
James P. Steele***	Vice President - Specialty Products
Katherine Stoner	Vice President and Assistant Secretary
Richard Turner	Vice President - Retirement Services Tax
Krien Verberkmoes	Vice President - Sales Compliance
Darla G. Wilton	Vice President - National Sales
William Fish	Investment Officer
Roger E. Hahn	Investment Officer
Richard Mercante	Investment Officer
Craig R. Mitchell	Investment Officer
Alan Nussenblatt	Investment Officer
Sam Tillinghast	Investment Officer
W. Larry Mask	Real Estate Investment Officer & Assistant Secretary
Daniel R. Cricks	Tax Officer
Kortney S. Farmer	Assistant Secretary
Tracey E. Harris	Assistant Secretary
Debra L. Herzog	Assistant Secretary
Paula G. Payne	Assistant Secretary
Connie E. Pritchett***	Assistant Secretary
Katherine Stoner	Assistant Secretary
John Fleming	Assistant Treasurer
Kathleen Janos	Assistant Treasurer
Louis McNeal	Assistant Treasurer
Robert C. Bauman	Administrative Officer
Sheri Bernard	Administrative Officer
Joyce Bilski	Administrative Officer
Kara R. Boling	Administrative Officer
Fred Caldwell	Administrative Officer
Debbie G. Fewell	Administrative Officer
Tom Goodwin	Administrative Officer
Carolyn Gutierrez	Administrative Officer
Ted D. Hennis	Administrative Officer
Paul Hoepfl	Administrative Officer
Paul Jackson	Administrative Officer
Richard D. Jackson	Administrative Officer
Joella McPherson	Administrative Officer
Michael M. Mead	Administrative Officer
Steven Mueller	Administrative Officer
Linda Pinney	Administrative Officer
Sheryl Reed	Administrative Officer
Carolyn Roller	Administrative Officer
Diana Smirl	Administrative Officer
Kathryn T. Smith	Administrative Officer
Thomas Ward	Administrative Officer

* 1 SunAmerica Center, Los Angeles, California 90067-6022

** 21650 Oxnard Ave., Woodland Hills, California 91367

*** 205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, Accession No. 0000950123-06-003276, filed March 16, 2006.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of November 30, 2006:
	QUALIFIED CONTRACTS		NON-QUALIFIED CONTRACTS
	GROUP	INDIVIDUAL	GROUP	INDIVIDUAL
Portfolio Director	92,313	113,931	8,779	0
Portfolio Director 2	415,366	274,228	48,665	1
Portfolio Director Plus	316,212	136,737	77,149	0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or (ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:
Name and Principal Business Address	Position and Offices With Underwriter American General Distributors, Inc.
Evelyn Curran	Director, Chief Executive Officer and President
David H. den Boer	Director, Senior Vice President and Secretary
Katherine Stoner	Director and Assistant Secretary
Thomas G. Norwood	Executive Vice President
Krien VerBerkmoes	Chief Compliance Officer
John Reiner	Chief Financial Officer and Treasurer
Daniel R. Cricks	Tax Officer
Kortney S. Farmer	Assistant Secretary
Debra L. Herzog	Assistant Secretary
Paula G. Payne	Assistant Secretary

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

The Variable Annuity Life Insurance Company

Attn: Operations Administration

2929 Allen Parkway

Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

(4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

(d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

(c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

(d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information, which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 11th day of December, 2006.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

BY: /s/ KATHERINE STONER
Katherine Stoner Vice President, Associate

General

Counsel and Assistant Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
JAY S. WINTROB * Jay S. Wintrob	Director	December 11, 2006
BRUCE R. ABRAMS * Bruce R. Abrams	Director and Chief Executive Officer	December 11, 2006
MICHAEL J. AKERS * Michael J. Akers	Director	December 11, 2006
N. SCOTT GILLIS * N. Scott Gillis	Director and Principal Financial Officer	December 11, 2006
SHARLA A. JACKSON * Sharla A. Jackson	Director	December 11, 2006
KATHLEEN M. MCCUTCHEON * Kathleen M. McCutcheon	Director	December 11, 2006
CHRISTOPHER J. SWIFT * Christopher J. Swift	Director	December 11, 2006
/s/ DAVID JORGENSON David Jorgenson	Vice President and Controller (Princiapl Accounting Officer)	December 11, 2006
* /s/ KATHERINE STONER Katherine Stoner	Attorney-In-Fact	December 11, 2006

SIGNATURES

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of December, 2006.

AMERICAN HOME ASSURANCE COMPANY

BY: /s/ ROBERT S. SCHIMEK
ROBERT S. SCHIMEK
SENIOR VICE PRESIDENT AND TREASURER

The amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
M. BERNARD AIDINOFF * M. BERNARD AIDINOFF	Director	December 11, 2006
CHARLES DANGELO	Director	December 11, 2006
JOHN Q. DOYLE * JOHN Q. DOYLE	Director and President	December 11, 2006
NEIL A. FAULKNER * NEIL A. FAULKNER	Director	December 11, 2006
DAVID N. FIELDS * DAVID N. FIELDS	Director	December 11, 2006
KENNETH V. HARKINS * KENNETH V. HARKINS	Director	December 11, 2006
DAVID L. HERZOG * DAVID L. HERZOG	Director	December 11, 2006
ROBERT E. LEWIS * ROBERT E. LEWIS	Director	December 11, 2006
KRISTIAN P. MOOR * KRISTIAN P. MOOR	Director and Chairman	December 11, 2006
WIN J. NEUGER * WIN J. NEUGER	Director	December 11, 2006
ROBERT S. SCHIMEK * ROBERT S. SCHIMEK	Director, Senior Vice President, Treasurer and Comptroller	December 11, 2006
NICHOLAS TYLER * NICHOLAS TYLER	Director	December 11, 2006
NICHOLAS C. WALSH * NICHOLAS C. WALSH	Director	December 11, 2006
* /s/ ROBERT S. SCHIMEK ROBERT S. SCHIMEK	Attorney-In-Fact	December 11, 2006

Index of Exhibits

Exhibit No.

8(p) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006

10 Consent of Independent Registered Public Accounting Firm